Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 – SEGMENT REPORTING

As of September 30, 2025, the Company had three reportable segments: Health Services, Digital Healthcare, and Medical Distribution. The Health Services division is comprised of the operations of (i) NCFM, a functional medical practice engaged in improving the health of its patients through individualized and integrative health care, (ii) BTG, a physical therapy practice in Bonita Springs, Florida that provides hands-on functional manual therapy techniques to speed patients’ recovery and manage pain without pain medication or surgery, (iii) CCN, a primary care providing a comprehensive range of medical services, and (iv) AEU, a minimally and non-invasive cosmetic services. During 2024, the Company replaced its NWC Obstetrics and Gynecology (OB/GYN) practice with CCN and relocated its AEU practice to the CCN office location. During May 2025, the Company consolidated the NCFM, AEU and CCN practices into the former NWC office.

The Digital Healthcare segment develops and plans to operate an online personal medical information and record archive system, the “HealthLynked Network,” which facilitates efficient management of medical records and care, allowing seamless patient appointment scheduling, comprehensive telemedicine services, and a cloud-based system for medical information and records management.

The Medical Distribution Division is comprised of the operations of MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices throughout the United States.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the three months ended September 30, 2025 was as follows:

	Three Months Ended September 30, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$380,780	$—	$—	$380,780
Subscription revenue	—	1,450	—	1,450
Product revenue	—	—	6,315	6,315
Total revenue	380,780	1,450	6,315	388,545

Operating Expenses
Practice salaries and benefits	180,754	—	—	180,754
Other practice operating expenses	207,068	—	—	207,068
Cost of product revenue	—	—	9,418	9,418
Selling, general and administrative expenses	—	501,940	(1,204)	500,736
Depreciation and amortization	18,981	1,174	—	20,155
Total Operating Expenses	406,803	503,114	8,214	918,131

Loss from operations	$(26,023)	$(501,664)	$(1,899)	$(529,586)

Other Segment Information
Loss on extinguishment of debt	$—	$(85,150)	$—	$(85,150)
Change in fair value of debt	$—	$197,939	$—	$197,939
Gain on change in fair value of derivative financial instruments	$—	$48,494	$—	$48,494
Amortization of original issue discounts on notes payable	$3,030	$106,440	$—	$109,470
Interest expense and other	$5,824	$45,637	$—	$51,461

Segment information for the nine months ended September 30, 2025 was as follows:

	Nine Months Ended September 30, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$1,705,635	$—	$—	$1,705,635
Subscription revenue	—	18,133	—	18,133
Product and other revenue	—	—	31,345	31,345
Total revenue	1,705,635	18,133	31,345	1,755,113

Operating Expenses
Practice salaries and benefits	868,499	—	—	868,499
Other practice operating expenses	768,439	—	—	768,439
Cost of product revenue	—	—	43,212	43,212
Selling, general and administrative expenses	—	1,558,984	22,922	1,581,906
Depreciation and amortization	71,895	3,522	—	75,417
Total Operating Expenses	1,708,833	1,562,506	66,134	3,337,473

Income (loss) from operations	$(3,198)	$(1,544,373)	$(34,789)	$(1,582,360)

Other Segment Information
Loss on extinguishment of debt	$—	$(260,122)	$—	$(260,122)
Change in fair value of debt	$—	$352,627	$—	$352,627
Gain on change in fair value of derivative financial instruments	$—	$2,762	$—	$2,762
Amortization of original issue discounts on notes payable	$8,992	$720,171	$—	$729,163
Interest expense and other	$1,557	$195,430	$—	$196,987

Identifiable Assets
Identifiable assets as of September 30, 2025	$262,577	$1,501,980	$—	$1,764,557
Identifiable assets as of December 31, 2024	$496,391	$1,719,020	$7,578	$2,222,989

Segment information for the three months ended September 30, 2024 was as follows:

	Three Months Ended September 30, 2024
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$522,795	$—	$—	$522,795
Subscription revenue	—	32,367	—	32,367
Product revenue	—	—	34,962	34,962
Total revenue	522,795	32,367	34,962	590,124

Operating Expenses
Practice salaries and benefits	449,759	—	—	449,759
Other practice operating expenses	349,467	—	—	349,467
Cost of product revenue	—	—	31,674	31,674
Selling, general and administrative expenses	—	621,688	10,140	631,828
Depreciation and amortization	81,513	1,230	—	82,743
Impairment loss	716,000	—	—	716,000
Total Operating Expenses	1,596,739	622,918	41,814	2,261,471

Loss from operations	$(1,073,944)	$(590,551)	$(6,852)	$(1,671,347)

Other Segment Information
Gain on extinguishment of debt	$—	$(2,580)	$—	$(2,580)
Change in fair value of debt	$—	$(65,344)	$—	$(65,344)
Amortization of original issue discounts on notes payable	$1,976	$320,165	$—	$322,141
Interest expense and other	$3,015	$44,540	$—	$47,555

Segment information for the nine months ended September 30, 2024 was as follows:

	Nine Months Ended September 30, 2024
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,249,579	$—	$—	$2,249,579
Subscription revenue	—	48,161	—	48,161
Product and other revenue	—	—	91,694	91,694
Total revenue	2,249,579	48,161	91,694	2,389,434

Operating Expenses
Practice salaries and benefits	1,546,806	—	—	1,546,806
Other practice operating expenses	1,221,272	—	—	1,221,272
Cost of product revenue	—	—	86,976	86,976
Selling, general and administrative expenses	—	2,444,386	48,354	2,492,740
Depreciation and amortization	250,604	3,910	—	254,514
Impairment loss	716,000	—	—	716,000
Total Operating Expenses	3,734,682	2,448,296	135,330	6,318,308

Loss from operations	$(1,485,103)	$(2,400,135)	$(43,636)	$(3,928,874)

Other Segment Information
Loss on extinguishment of debt	$—	$167,647	$—	$167,647
Change in fair value of debt	$—	$(93,244)	$—	$(93,244)
Amortization of original issue discounts on notes payable	$1,976	$799,786	$—	$801,762
Interest expense and other	$8,532	$87,702	$—	$96,234

Identifiable Assets
Identifiable assets as of September 30, 2024	$579,805	$2,173,951	$4,402	$2,758,158

The Digital Healthcare made intercompany sales of $-0- and $304 in the three months ended September 30, 2025 and 2024, respectively, and $-0- and $820 in the nine months ended September 30, 2025 and 2024, respectively, related to subscription revenue billed to and paid for by the Company’s physicians for access to the HealthLynked Network.

NOTE 16 – SEGMENT REPORTING

As of December 31, 2024, the Company had three reportable segments: Health Services, Digital Healthcare, and Medical Distribution. The Health Services division is comprised of the operations of (i) NCFM, a functional medical practice engaged in improving the health of its patients through individualized and integrative health care, (ii) BTG, a physical therapy practice in Bonita Springs, Florida that provides hands-on functional manual therapy techniques to speed patients’ recovery and manage pain without pain medication or surgery, (iii) CCN, a primary care providing a comprehensive range of medical services, and (iv) AEU, a minimally and non-invasive cosmetic services. During 2024, we replaced our NWC Obstetrics and Gynecology (OB/GYN) practice with CCN and relocated its AEU practice to the CCN office location. The Digital Healthcare segment develops and plans to operate an online personal medical information and record archive system, the “HealthLynked Network,” which facilitates efficient management of medical records and care, allowing seamless patient appointment scheduling, comprehensive telemedicine services, and a cloud-based system for medical information and records management. The Medical Distribution Division is comprised of the operations of MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices throughout the United States.

On January 17, 2023, the Company entered into the AHP Merger Agreement pursuant to which the Company sold AHP and discontinued the operations of CHM, comprising its ACO/MSO Division. The Company has classified the results of the ACO/MSO Division as discontinued operations in the accompanying consolidated statement of operations for all periods presented. See Note 4, “Discontinued Operations,” for additional information.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the year ended December 31, 2024 was as follows:

	Year Ended December 31, 2024
	Health Services		Digital Healthcare		Medical Distribution		Total
Revenue
Patient service revenue, net		$2,872,177	$	---	$	---	$2,872,177
Subscription revenue		---		32,425		---	32,425
Product and other revenue		---		---		103,759	103,759
Total revenue		2,872,177		32,425		103,759	3,008,361

Operating Expenses
Practice salaries and benefits		1,995,127		---		---	1,995,127
Other practice operating expenses		1,556,759		---		---	1,556,759
Cost of product revenue		---		---		96,237	96,237
Selling, general and administrative expenses		---		2,974,130		64,806	3,038,936
Depreciation and amortization		277,866		5,084		---	282,950
Impairment loss		716,000		---		---	716,000
Total Operating Expenses		4,545,752		2,979,214		161,043	7,686,009

Loss from operations		$(1,673,575)		$(2,946,789)		$(57,284)	$(4,677,648)

Other Segment Information
Loss on extinguishment of debt	$	---		$178,986	$	---	$178,986
Change in fair value of debt	$	---		$(84,109)	$	---	$(84,109)
Amortization of original issue discounts on notes payable		$5,007		$1,311,158	$	---	$1,316,165
Gain from realization of contingent sale consideration receivable	$	---		$(125,355)	$	---	$(125,355)
Interest expense		$11,506		$156,638	$	---	$168,144

Identifiable Assets
Identifiable assets as of December 31, 2024		$496,391		$1,719,020		$7,578	$2,222,989

Segment information for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	Health Services		Digital Healthcare		Medical Distribution		Total
Revenue
Patient service revenue, net		$5,484,278	$	---	$	---	$5,484,278
Subscription revenue		---		58,901		---	58,901
Product and other revenue		---		---		179,200	179,200
Total revenue		5,484,278		58,901		179,200	5,722,379

Operating Expenses
Practice salaries and benefits		3,231,117		---		---	3,231,117
Other practice operating expenses		2,205,085		---		---	2,205,085
Cost of product revenue		---		---		142,501	142,501
Selling, general and administrative expenses		---		3,520,811		102,591	3,623,402
Depreciation and amortization		346,375		5,652		---	352,027
Impairment loss		319,958		---		---	319,958
Total Operating Expenses		6,102,535		3,526,463		245,092	9,874,090

Loss from operations		$(618,257)		$(3,467,562)		$(65,892)	$(4,151,711)

Other Segment Information
Loss on extinguishment of debt	$	---		$145,212	$	---	$145,212
Gain from expiration of liability classified equity instruments	$	---		$(92,641)	$	---	$(92,641)
Amortization of original issue discounts on notes payable		$423,820		$3,988	$	---	$427,808
Gain from realization of contingent sale consideration receivable		$(1,090,857)	$	---	$	---	$(1,090,857)
Interest expense and other		$22,178		$50,540	$	---	$72,718

Identifiable Assets
Identifiable assets as of December 31, 2023		$1,812,609		$2,457,849		$9,682	$4,280,140

The Digital Healthcare made intercompany sales of $1,116 and $790 in the years ended December 31, 2024 and 2023, respectively, related to subscription revenue billed to and paid for by the Company’s physicians for access to the HealthLynked Network. The Medical Distribution segment made intercompany sales of $238 and $19,547 in the years ended December 31, 2024 and 2023, respectively, related to medical products sold to practices in the Company’s Health Services segment. Intercompany revenue and the related costs are eliminated on consolidation. The revenues, significant expense categories and amounts align with the segment-level information that is regularly provided to the Company’s chief operating decision maker (“CODM”), which is the Company’s CEO, Dr. Michael Dent.